Trade Receivables - Summary of Aging of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Gross trade receivables	R$ 150,030	R$ 99,469
Neither past due nor impaired [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	127,387	83,441
Past due [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	22,643	16,028
1 to 60 days [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	8,931	7,143
61 to 90 days [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	3,868	2,508
91 to 120 days [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	1,978	1,789
121 to 180 days [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	3,173	1,280
More than 180 days [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	R$ 4,693	R$ 3,308